Consolidated Statements of Changes in Equity	Common shares USD ($) shares	Common shares CNY (¥) shares	Treasury Shares USD ($)	Treasury Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2012		¥ 3,442,803				¥ 440,832,695		¥ (26,004,399)		¥ (51,856,528)		¥ 366,414,571
Balance (in shares) at Mar. 31, 2012 | shares	44,815,626	44,815,626
Increase (Decrease) in Stockholders' Equity
Net income										23,207,990		23,207,990
Foreign currency translation adjustment, net of nil tax								(374,747)				(374,747)
Share-based compensation (Note 12)						12,874,056						12,874,056
Issuance of common shares with net-settlement of employee individual income tax (Note 12)		¥ 18,257				(931,710)						(913,453)
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 12) | shares	316,126	316,126
Repurchase of common shares (Note 13)				¥ (329,357)								(329,357)
Repurchase of common shares (Note 13) (in shares) | shares	(26,440)	(26,440)
Special cash dividend (Note 14)						(25,331,341)						(25,331,341)
Balance at Mar. 31, 2013		¥ 3,461,060		(329,357)		427,443,700		(26,379,146)		(28,648,538)		375,547,719
Balance (in shares) at Mar. 31, 2013 | shares	45,105,312	45,105,312
Increase (Decrease) in Stockholders' Equity
Net income										27,276,435		27,276,435
Foreign currency translation adjustment, net of nil tax								(766,783)				(766,783)
Share-based compensation (Note 12)						10,534,910						10,534,910
Issuance of common shares with net-settlement of employee individual income tax (Note 12)		¥ 13,834		(567,881)		(13,834)						(567,881)
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 12) | shares	186,884	186,884
Repurchase of common shares (Note 13)				(132,528)								(132,528)
Repurchase of common shares (Note 13) (in shares) | shares	(10,678)	(10,678)
Balance at Mar. 31, 2014		¥ 3,474,894		(1,029,766)		437,964,776		(27,145,929)		(1,372,103)		¥ 411,891,872
Balance (in shares) at Mar. 31, 2014 | shares	45,281,518	45,281,518									45,281,518	45,281,518
Increase (Decrease) in Stockholders' Equity
Net income										23,055,720	$ 3,719,265	¥ 23,055,720
Foreign currency translation adjustment, net of nil tax								(30,753)			(4,961)	(30,753)
Share-based compensation (Note 12)				2,983,072		4,128,244						7,111,316
Share-based compensation (Note 12) (in shares) | shares	214,314	214,314
Issuance of common shares with net-settlement of employee individual income tax (Note 12)		¥ 38,824		(1,792,215)		3,814,809						2,061,418
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 12) | shares	577,064	577,064
Repurchase of common shares (Note 13)				(8,362,136)								(8,362,136)
Repurchase of common shares (Note 13) (in shares) | shares	(612,314)	(612,314)
Special cash dividend (Note 14)						(58,405,029)						(58,405,029)
Balance at Mar. 31, 2015	$ 566,820	¥ 3,513,718	$ (1,322,963)	¥ (8,201,045)	$ 62,510,534	¥ 387,502,800	$ (4,384,043)	¥ (27,176,682)	$ 3,497,922	¥ 21,683,617	$ 60,868,270	¥ 377,322,408
Balance (in shares) at Mar. 31, 2015 | shares	45,460,582	45,460,582									45,460,582	45,460,582